Note 14 - Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Intangible assets [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Goodwill	17,697	18,269	25,794
Other intangible assets	24,478	21,308	21,151
Total	42,175	39,577	46,945

Goodwill [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
As at July 1	18,269	25,794	21,919
Reclassification to held for sale assets	-	(5,289)	-
Goodwill on acquisition of Tembo	-	-	1,698
Foreign exchange	(572)	(2,236)	2,177
Carrying value	17,697	18,269	25,794

Carrying amounts of goodwill by cash-generating units [Text Block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	6,946	7,222	13,658
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,091	9,451	10,319
Tembo (allocated to the Electric Vehicle segment)	1,660	1,595	1,817
Total	17,697	18,269	25,794

Other Intangible Assets [Text Block]
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-	-	513	-	559
Acquisitions	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
Prior year restatement	-	-	-	(504)	-	-	(504)
At June 30, 2021 restated	5,781	3,028	4,484	11,744	513	169	25,719
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Acquisitions	-	-	-	-	-	-	-
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022 restated	2,552	1,363	4,108	12,622	3,805	175	24,625
Foreign exchange	4	(25)	(157)	-	302	(1)	123
Additions	-	-	-	103	3,725	29	3,857
Acquisitions	-	-	-	-	-	-	-
Disposals	-	-	-	(47)	-	-	(47)
At June 30, 2023	2,556	1,338	3,951	12,678	7,832	203	28,558
Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2020	1,405	572	978	-	-	151	3,106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	860
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(1,694)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Foreign exchange	(1)	(8)	(61)	-	2	-	(68)
Amortization	385	137	266	-	43	-	831
Disposals	-	-	-	-	-	-	-
At June 30, 2023	1,507	624	1,732	-	61	156	4,080
Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2021 restated	3,623	2,173	3,116	11,744	495	-	21,151
At June 30, 2022 restated	1,429	868	2,581	12,622	3,789	19	21,308
At June 30, 2023	1,049	714	2,219	12,678	7,771	47	24,478